DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2023		Feb. 28, 2022	May 31, 2023
Derivative Liabilities
Derivative liabilities current		[1]	$ 7,587
Change in fair value of derivative liabilities	0		3,595
Gain loss related to litigation settlement	$ 0		3,992
Change in fair value of derivative liabilities			372,214
Adjustment of derivative liabilities			$ 81,228

[1]	Derived from audited information